Organization And Principal Activities - Summary of Group's Major Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2025
Schedule Of Major Subsidiaries [Line Items]
Place of Incorporation	E9
Dingdong Fresh Holding Limited ("Dingdong Fresh BVI") [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Dingdong Fresh Holding Limited (“Dingdong Fresh BVI”)
Date of Incorporation	Oct. 30, 2018
Place of Incorporation	D8
Dingdong Fresh Holding Limited ("Dingdong Fresh BVI") [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	Investment holding
Dingdong Fresh (Hong Kong) Limited ("Dingdong HK") [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Dingdong Fresh (Hong Kong) Limited (“Dingdong HK”)
Date of Incorporation	Jan. 04, 2019
Place of Incorporation	K3
Dingdong Fresh (Hong Kong) Limited ("Dingdong HK") [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	Investment holding
Baqianlilu (Wuxi) Network Technology Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Baqianlilu (Wuxi) Network Technology Co., Ltd.
Date of Incorporation	May 09, 2020
Place of Incorporation	F4
Baqianlilu (Wuxi) Network Technology Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Shanghai 100me Internet Technology Co., Ltd. ("Shanghai 100me") [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Shanghai 100me Internet Technology Co., Ltd. (“Shanghai 100me”)
Date of Incorporation	Mar. 26, 2014
Place of Incorporation	F4
Shanghai 100me Internet Technology Co., Ltd. ("Shanghai 100me") [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Yihengyishu (Shanghai) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Yihengyishu (Shanghai) E-Commerce Co., Ltd.
Date of Incorporation	Apr. 12, 2017
Place of Incorporation	F4
Yihengyishu (Shanghai) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Chizhiyiheng (Shanghai) E-commerce Co., Ltd.("Chizhiyiheng Shanghai") [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Chizhiyiheng (Shanghai) E-commerce Co., Ltd.(“Chizhiyiheng Shanghai”)
Date of Incorporation	Jul. 18, 2018
Place of Incorporation	F4
Chizhiyiheng (Shanghai) E-commerce Co., Ltd.("Chizhiyiheng Shanghai") [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd.
Date of Incorporation	Jan. 04, 2019
Place of Incorporation	F4
Shilaiyunzhuan (Hangzhou) E-commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Shishishun (Shenzhen) E-commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Shishishun (Shenzhen) E-commerce Co., Ltd.
Date of Incorporation	Jul. 12, 2019
Place of Incorporation	F4
Shishishun (Shenzhen) E-commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Shishishun (Jiangsu) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Shishishun (Jiangsu) E-Commerce Co., Ltd.
Date of Incorporation	Sep. 18, 2019
Place of Incorporation	F4
Shishishun (Jiangsu) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Chao Lizhi (Jiangsu) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Chao Lizhi (Jiangsu) E-Commerce Co., Ltd.
Date of Incorporation	Nov. 14, 2019
Place of Incorporation	F4
Chao Lizhi (Jiangsu) E-Commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Beijing Bujiangjiu E-Commerce Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Beijing Bujiangjiu E-Commerce Co., Ltd.
Date of Incorporation	Feb. 28, 2020
Place of Incorporation	F4
Beijing Bujiangjiu E-Commerce Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce
Shanghai Yushengbaigu Food Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Shanghai Yushengbaigu Food Co., Ltd.
Date of Incorporation	Oct. 21, 2020
Place of Incorporation	F4
Shanghai Yushengbaigu Food Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	91.67%
Major Operation	Production ofprivate labelproducts
Chizhiyiheng (Nanjing) Supply Chain Co., Ltd. [Member] | Subsidiaries [Member]
Schedule Of Major Subsidiaries [Line Items]
Major subsidiaries	Chizhiyiheng (Nanjing) Supply Chain Co., Ltd.
Date of Incorporation	Aug. 30, 2021
Place of Incorporation	F4
Chizhiyiheng (Nanjing) Supply Chain Co., Ltd. [Member] | Subsidiaries [Member] | Peoples Republic of China [Member]
Schedule Of Major Subsidiaries [Line Items]
Percentage of Ownership	100.00%
Major Operation	E-commerce